Property, Equipment and Software, Net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Equipment and Software, Net
Depreciation expenses	¥ 13,784	$ 1,971	¥ 11,442	¥ 13,417
Impairment charges	¥ 0		¥ 0	¥ 0